Finance Income and Finance Expense - Summary of Finance Income and Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Expense Gains Or Losses Of Financial Instruments [Abstract]
Net gain on conversion of convertible financial instruments	$ 64,143
Change in fair value of 2020 convertible notes (Note 17)	52,267
Change in fair value of Series B preferred shares (Note 16)	48,956
Interest Income	60	$ 581	$ 1,978
Foreign exchange gain		21,908	9,727
Other		11
Finance income	165,426	22,500	11,705
Interest expense (cash)	(29,954)	(12,695)	(5,749)
Interest expense (non-cash)	(43,939)	(18,152)	(11,044)
Lease liability interest expense (Note 24)	(2,501)	(751)	(396)
Foreign exchange loss	(14,594)
Dividend on preferred shares (Note 16)	(16,156)	(23,578)	(21,600)
Debt extinguishment fee (cash)	(3,636)
Debt extinguishment fee (non-cash)	(4,170)	(5,647)	(520)
Change in fair value of 2020 convertible notes (Note 17)		(102,548)
Change in fair value of Series B preferred shares (Note 16)		(9,351)
Change in fair value of Stock Warrants (Note 27)	(2,875)
Other	(109)		(26)
Finance expense	$ (117,934)	$ (172,722)	$ (39,335)